						Exhibit B of Servicing Agreement

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding III LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of March 14, 2012
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding III LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	June 2016	to	November 2016
		Payment Date:	12/1/2016

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 06/16 Collection Period (1)				5,623,051.29
	ii.	Remittances for the 07/16 Collection Period				6,107,764.77
	iii.	Remittances for the 08/16 Collection Period				7,373,402.72
	iv.	Remittances for the 09/16 Collection Period				7,921,433.20
	v.	Remittances for the 10/16 Collection Period				7,080,209.61
	vi.	Remittances for the 11/16 Collection Period (2)				6,467,418.12
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			5,413.89
		ix.	Investment Earnings on Excess Funds Subaccount			3,648.82
		x.	Investment Earnings on General Subaccount			25,876.50
	xiv.	General Subaccount Balance (sum of i through xiii above)				40,608,218.92

	xi.	Excess Funds Subaccount Balance as of Prior Payment Date				2,246,733.47
	xii.	Capital Subaccount Balance as of Prior Payment Date				4,000,000.00
	xvii.	Collection Account Balance (sum of xiv through xvi above)				46,854,952.39

	(1) June remittances include the previous year's true-up, which was settled in June 2016.
	(2) November remittances do not include the previous year's true-up, which will be settled in December 2016.

					Exhibit B of Servicing Agreement

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount				68,087,948.00
	ii.	Tranche A-2 Outstanding Amount				180,200,000.00
	iii.	Tranche A-3 Outstanding Amount				311,900,000.00
	iv.	Aggregate Outstanding Amount of all Tranches of Notes				560,187,948.00

		{Add Other Series as applicable}

	v.	Aggregate Outstanding Amount of all Tranches of Notes				560,187,948.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
		Tranche				Due
	i.	Tranche A-1				33,494,422.00
	ii.	Tranche A-2				0.00
	iii.	Tranche A-3				0.00
	iv.	For all Tranches of Notes				33,494,422.00

		{Add Other Series as applicable}

			Interest	Days in Interest	Principal
		Tranche	Rate	Period (1)	Balance	Interest Due
	v.	Tranche A-1	0.88%	180	68,087,948.00	299,621.02
	vi.	Tranche A-2	1.98%	180	180,200,000.00	1,780,736.40
	vii.	Tranche A-3	2.84%	180	311,900,000.00	4,436,621.55
	viii.	For all Tranches of Notes				6,516,978.97

		{Add Other Series as applicable}
					Required Level	Funding Required

	ix.	Capital Subaccount			4,000,000.00	0.00
					4,000,000.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

			Exhibit B of Servicing Agreement

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			29,956.58
ii.	Servicing Fee			200,000.00
iii.	Administration Fee			50,000.00
iv.	Operating Expenses			0.00
v.	Semi-Annual Interest (including any past-due for prior periods)			6,516,978.97
			Per $1000 of Original
	Tranche	Aggregate	Principal Amount

1.	Tranche A-1 Interest Payment	299,621.02	$0.9731
2.	Tranche A-2 Interest Payment	1,780,736.40	$9.8820
3.	Tranche A-3 Interest Payment	4,436,621.55	$14.2245
		6,516,978.97
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			0.00
	Maturity Date
			Per $1000 of Original
	Tranche	Aggregate	Principal Amount

1.	Tranche A-1 Principal Payment	0.00	$0.0000
2.	Tranche A-2 Principal Payment	0.00	$0.0000
3.	Tranche A-3 Principal Payment	0.00	$0.0000
		0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			33,494,422.00
			Per $1000 of Original
	Tranche	Aggregate	Principal Amount

1.	Tranche A-1 Principal Payment	33,494,422.00	$108.7834
2.	Tranche A-2 Principal Payment	0.00	$0.0000
3.	Tranche A-3 Principal Payment	0.00	$0.0000
		33,494,422.00
	{Add Other Series as Applicable}

			Exhibit B of Servicing Agreement

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	4,000,000.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	5,413.89
	x.	Deposit to Excess Funds Subaccount	2,558,180.95
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	46,854,952.39

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1	34,593,526.00
	ii.	Tranche A-2	180,200,000.00
	iii.	Tranche A-3	311,900,000.00
	iv.	Aggregate Outstanding Amount of all Tranches of Notes	526,693,526.00

		{Add Other Series as applicable}

	v.	Aggregate Outstanding Amount of all Tranches of Notes	526,693,526.00

	vi.	Excess Funds Subaccount Balance	2,558,180.95
	vii.	Capital Subaccount Balance	4,000,000.00
	viii.	Aggregate Collection Account Balance	6,558,180.95

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	2,250,382.29
	ii.	Capital Subaccount	4,005,413.89
	iii.	Total Withdrawals	6,255,796.18

			Exhibit B of Servicing Agreement

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		0.00

	i.	Semi-annual Interest

		Tranche

	1.	Tranche A-1 Interest Payment	0.00
	2.	Tranche A-2 Interest Payment	0.00
	3.	Tranche A-3 Interest Payment	0.00
			0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	0.00

		Tranche

	1.	Tranche A-1 Principal Payment	0.00
	2.	Tranche A-2 Principal Payment	0.00
	3.	Tranche A-3 Principal Payment	0.00
			0.00

		{Add Other Series as Applicable}

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount	0.00
			0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 30th day of November, 2016.

/s/ Renee V. Hawkins

AEP TEXAS CENTRAL COMPANY, as Servicer
By: Renee Hawkins
Title: Assistant Treasurer